Troubled Debts Restructures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Contract
Breakdown of the types of concessions made by loan class
Number of Contracts	15
Pre-Modification Outstanding Recorded Investment	$ 1,329
Post-Modification Outstanding Recorded Investment	1,314
Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	157
Post-Modification Outstanding Recorded Investment	153
Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	10
Pre-Modification Outstanding Recorded Investment	1,172
Post-Modification Outstanding Recorded Investment	1,161
Commercial [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	33
Post-Modification Outstanding Recorded Investment	32
Commercial [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	68
Post-Modification Outstanding Recorded Investment	68
Real estate - commercial [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate - commercial [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	116
Post-Modification Outstanding Recorded Investment	112
Other real estate construction [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	49
Post-Modification Outstanding Recorded Investment	49
Other real estate construction [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate 1 - 4 family construction [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate 1 - 4 family construction [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	32
Post-Modification Outstanding Recorded Investment	31
Real estate - residential [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	30
Post-Modification Outstanding Recorded Investment	30
Real estate - residential [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	6
Pre-Modification Outstanding Recorded Investment	939
Post-Modification Outstanding Recorded Investment	933
Home equity [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Home equity [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Consumer loans [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	45
Post-Modification Outstanding Recorded Investment	42
Consumer loans [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	17
Post-Modification Outstanding Recorded Investment	17
Other loans [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Other loans [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment